Employee-related expenditure (Tables)	12 Months Ended
Jun. 30, 2020
Employee-related expenditure
Schedule of employee related expenditures

for the year ended 30 June	Note	2020 Rm	2019 Rm	2018 Rm
Analysis of employee costs
Labour		30 266	30 706	28 448
salaries, wages and other employee-related expenditure post-		27 964	28 665	26 388
retirement benefits*		2 302	2 041	2 060
Share-based payment expenses		1 741	1 219	1 565
equity-settled	39	1 946	1 659	910
cash-settled	38	(205)	(440)	655
Total employee-related expenditure		32 007	31 925	30 013
Costs capitalised to projects		(1 340)	(1 997)	(2 545)
Per income statement		30 667	29 928	27 468

*Employer contributions to the retirement funds have been suspended from 1 May 2020 due to current cash conservation measures. There is currently no obligation for these funds to be paid in the future.

Schedule of the number of employees

for the year ended 30 June	2020 Number	2019 Number	2018 Number
Permanent employees	30 670	31 112	31 020
Non-permanent employees	331	317	250
	31 001	31 429	31 270

The number of employees by area of employment is analysed as follows:

for the year ended 30 June	2020 Number	2019 Number	2018 Number
Business segmentation
Mining	7 433	7 402	7 471
Exploration and Production International	424	419	430
Energy	5 094	5 118	5 069
Base Chemicals*	7 923	8 090	7 724
Performance Chemicals	5 815	5 667	5 600
Group Functions	4 312	4 733	4 976
Total operations	31 001	31 429	31 270

*On 1 July 2020, 968 employees were transferred to Enaex SA after the disposal of our explosives business.